UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/13 (Unaudited)

COMMON STOCKS (89.6%)(a)
			Shares	Value

Aerospace and defense (3.3%)

General Dynamics Corp.			248,600	$18,386,456

Honeywell International, Inc.			460,700	33,879,878

L-3 Communications Holdings, Inc.			65,994	5,362,013

Northrop Grumman Corp.			102,800	7,786,072

Precision Castparts Corp.			84,000	16,068,360

United Technologies Corp.			392,300	35,813,067

				117,295,846
Airlines (0.4%)

Delta Air Lines, Inc.(NON)			785,710	13,467,069

				13,467,069
Auto components (1.7%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)			4,581	61,248

Goodyear Tire & Rubber Co. (The)(NON)			455,673	5,693,634

Johnson Controls, Inc.(S)			1,044,049	36,552,155

TRW Automotive Holdings Corp.(NON)			126,100	7,574,827

Valeo SA (France)			206,784	12,032,475

				61,914,339
Automobiles (0.9%)

Daimler AG (Registered Shares) (Germany)			94,848	5,248,608

Fiat SpA (Italy)(NON)			1,263,860	7,600,252

General Motors Co.(NON)			399,900	12,332,916

Tata Motors, Ltd. (India)			934,520	5,203,824

				30,385,600
Beverages (0.6%)

Beam, Inc.			110,700	7,163,397

Coca-Cola Enterprises, Inc.			383,000	14,029,290

				21,192,687
Biotechnology (4.0%)

Aegerion Pharmaceuticals, Inc.(NON)			127,300	5,351,692

Celgene Corp.(NON)			462,400	54,595,568

Cubist Pharmaceuticals, Inc.(NON)			197,800	9,082,976

Dendreon Corp.(NON)(S)			1,386,800	6,531,828

Gilead Sciences, Inc.(NON)(S)			1,222,400	61,902,336

Vertex Pharmaceuticals, Inc.(NON)			49,500	3,802,590

				141,266,990
Building products (0.7%)

Fortune Brands Home & Security, Inc.(NON)			370,600	13,486,134

Owens Corning, Inc.(NON)			274,723	11,554,849

				25,040,983
Capital markets (2.1%)

Charles Schwab Corp. (The)			1,498,400	25,412,864

Goldman Sachs Group, Inc. (The)			24,200	3,534,894

Greenhill & Co., Inc.			66,600	3,076,254

KKR & Co. LP			335,859	7,053,039

Morgan Stanley			1,372,200	30,394,230

State Street Corp.			73,303	4,286,026

				73,757,307
Chemicals (4.3%)

Albemarle Corp.			56,500	3,460,625

Celanese Corp. Ser. A(S)			263,255	13,007,430

HB Fuller Co.			136,900	5,188,510

Huntsman Corp.			1,146,100	21,615,446

LyondellBasell Industries NV Class A			343,100	20,826,170

Methanex Corp. (Canada)			176,900	7,497,022

Monsanto Co.			333,600	35,635,152

Tronox, Ltd. Class A(S)			2,135,245	43,857,932

				151,088,287
Commercial banks (0.8%)

BNP Paribas SA (France)			65,854	3,671,998

Credicorp, Ltd. (Peru)(S)			22,800	3,433,452

Grupo Financiero Banorte SAB de CV (Mexico)			234,800	1,769,368

Societe Generale SA (France)(NON)			101,728	3,697,702

UniCredit SpA (Italy)(NON)			3,084,483	16,201,455

				28,773,975
Commercial services and supplies (0.8%)

ADT Corp. (The)(NON)			237,550	10,366,682

Pitney Bowes, Inc.			216,600	3,010,740

Tyco International, Ltd.			479,200	15,391,904

				28,769,326
Communications equipment (3.7%)

Arris Group, Inc.(NON)			608,500	10,046,335

Cisco Systems, Inc.			387,247	8,101,207

Polycom, Inc.(NON)			2,926,988	30,733,374

Qualcomm, Inc.			1,326,309	81,727,161

				130,608,077
Computers and peripherals (10.4%)

Apple, Inc.			590,421	261,408,898

Asustek Computer, Inc. (Taiwan)			645,000	7,507,370

EMC Corp.(NON)			3,549,600	79,617,528

Hewlett-Packard Co.(S)			380,600	7,840,360

Toshiba Corp. (Japan)			2,302,000	12,680,659

				369,054,815
Construction materials (0.2%)

HeidelbergCement AG (Germany)(S)			96,130	6,922,542

				6,922,542
Consumer finance (0.1%)

Capital One Financial Corp.			38,554	2,227,650

				2,227,650
Containers and packaging (0.5%)

MeadWestvaco Corp.			365,300	12,595,544

Rock-Tenn Co. Class A			36,800	3,685,152

				16,280,696
Diversified consumer services (0.1%)

ITT Educational Services, Inc.(NON)			136,697	2,502,922

				2,502,922
Diversified financial services (1.9%)

Citigroup, Inc.			436,100	20,348,426

CME Group, Inc.			427,400	26,011,564

JPMorgan Chase & Co.			442,700	21,696,727

				68,056,717
Electrical equipment (0.4%)

Eaton Corp PLC			245,600	15,082,296

				15,082,296
Electronic equipment, instruments, and components (0.5%)

Corning, Inc.			386,800	5,608,600

Hon Hai Precision Industry Co., Ltd. (Taiwan)			4,453,000	11,497,648

				17,106,248
Energy equipment and services (4.0%)

Ezion Holdings, Ltd. (Singapore)			896,000	1,483,998

Halliburton Co.			1,444,310	61,773,139

McDermott International, Inc.(NON)(S)			1,535,800	16,402,344

Nabors Industries, Ltd.			541,900	8,014,701

Petrofac, Ltd. (United Kingdom)			766,891	16,109,696

Schlumberger, Ltd.			471,393	35,085,781

Weatherford International, Ltd.(NON)			278,800	3,565,852

				142,435,511
Food and staples retail (0.2%)

Kroger Co. (The)			228,100	7,842,078

				7,842,078
Food products (0.2%)

Mead Johnson Nutrition Co.			95,939	7,779,694

Pinnacle Foods, Inc.(NON)(S)			45,545	1,087,159

				8,866,853
Health-care equipment and supplies (0.5%)

Baxter International, Inc.			234,600	16,391,502

St. Jude Medical, Inc.(S)			76,592	3,157,122

				19,548,624
Health-care providers and services (2.8%)

Catamaran Corp.(NON)			171,082	9,876,564

Emeritus Corp.(NON)			367,300	9,439,610

Express Scripts Holding Co.(NON)			374,831	22,253,716

Health Net, Inc.(NON)			121,200	3,563,280

Humana, Inc.			171,011	12,673,625

Tenet Healthcare Corp.(NON)			17,700	802,872

UnitedHealth Group, Inc.			685,665	41,091,903

				99,701,570
Hotels, restaurants, and leisure (1.8%)

Sands China, Ltd. (Hong Kong)			3,164,800	16,598,566

Starbucks Corp.			564,100	34,319,844

Thomas Cook Group PLC (United Kingdom)(NON)(S)			6,053,911	12,219,972

				63,138,382
Household durables (0.6%)

PulteGroup, Inc.(NON)			367,400	7,711,726

Sony Corp. (Japan)			223,200	3,693,097

Taylor Morrison Home Corp. Class A(NON)(S)			184,869	4,765,923

Techtronic Industries Co. (Hong Kong)			1,557,000	3,719,874

				19,890,620
Household products (0.2%)

Colgate-Palmolive Co.			46,800	5,588,388

				5,588,388
Industrial conglomerates (0.2%)

Siemens AG (Germany)			57,943	6,050,666

				6,050,666
Insurance (2.7%)

American International Group, Inc.(NON)			184,100	7,625,422

Assured Guaranty, Ltd.			1,873,247	38,645,086

Genworth Financial, Inc. Class A(NON)			1,592,400	15,971,772

Hartford Financial Services Group, Inc. (The)			27,029	759,245

MetLife, Inc.			513,400	20,017,466

Prudential PLC (United Kingdom)			630,616	10,829,185

				93,848,176
Internet and catalog retail (0.7%)

Amazon.com, Inc.(NON)			32,500	8,248,825

HomeAway, Inc.(NON)(S)			122,800	3,751,540

Priceline.com, Inc.(NON)			20,297	14,126,509

				26,126,874
Internet software and services (8.2%)

eBay, Inc.(NON)			947,555	49,642,406

Facebook, Inc. Class A(NON)			2,067,357	57,389,830

Facebook, Inc. Class B(F)(NON)			115,920	3,217,939

Google, Inc. Class A(NON)			169,813	140,022,705

Millennial Media, Inc.(NON)(S)			248,350	1,721,066

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			124,200	4,260,060

Yahoo!, Inc.(NON)			458,600	11,341,178

Yandex NV Class A (Russia)(NON)			862,377	22,197,584

				289,792,768
IT Services (3.2%)

Cognizant Technology Solutions Corp.(NON)			69,900	4,529,520

Computer Sciences Corp.(S)			76,700	3,593,395

Fidelity National Information Services, Inc.			243,300	10,230,765

Total Systems Services, Inc.			326,300	7,707,206

Unisys Corp.(NON)(S)			906,230	17,336,180

Visa, Inc. Class A(S)			420,400	70,820,584

				114,217,650
Leisure equipment and products (0.5%)

Brunswick Corp.(S)			572,511	18,125,698

				18,125,698
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.			293,200	23,655,376

				23,655,376
Machinery (0.5%)

Cummins, Inc.			87,900	9,351,681

Joy Global, Inc.(S)			28,800	1,627,776

TriMas Corp.(NON)(S)			224,230	6,839,015

				17,818,472
Media (2.1%)

CBS Corp. Class B			80,900	3,703,602

Comcast Corp. Class A			867,735	35,837,456

DIRECTV(NON)			104,869	5,931,391

DISH Network Corp. Class A			452,200	17,721,718

Liberty Global, Inc. Ser. C(NON)			157,500	10,654,875

				73,849,042
Metals and mining (2.6%)

Argonaut Gold, Inc.(NON)			266,539	1,687,944

AuRico Gold, Inc. (Canada)			472,763	2,430,803

Barrick Gold Corp. (Canada)			392,700	7,740,117

Centerra Gold, Inc. (Canada)			539,400	2,254,081

Coeur d'Alene Mines Corp.(NON)			90,000	1,371,600

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,236,014	37,611,906

Glencore International PLC (United Kingdom)(S)			2,806,000	13,820,560

Goldcorp, Inc. (Toronto Exchange) (Canada)			255,500	7,557,690

IAMGOLD Corp. (Canada)			479,100	2,572,767

Kinross Gold Corp. (Canada)			920,700	5,008,608

Vedanta Resources PLC (India)			420,531	7,902,674

Walter Energy, Inc.			84,000	1,505,280

Yamana Gold, Inc. (Canada)			175,000	2,166,112

				93,630,142
Multiline retail (0.4%)

Macy's, Inc.			197,600	8,812,960

Target Corp.			64,800	4,572,288

				13,385,248
Oil, gas, and consumable fuels (4.4%)

Alpha Natural Resources, Inc.(NON)(S)			1,168,954	8,673,639

Anadarko Petroleum Corp.			197,400	16,731,624

Cabot Oil & Gas Corp.			55,800	3,797,190

Cairn Energy PLC (United Kingdom)(NON)			1,491,320	6,696,649

Gulfport Energy Corp.(NON)			191,200	9,978,728

HRT Participacoes em Petroleo SA (Brazil)(NON)			1,840,300	4,065,538

Kodiak Oil & Gas Corp.(NON)			672,400	5,264,892

Marathon Oil Corp.			891,721	29,132,525

Noble Energy, Inc.			126,100	14,285,869

Royal Dutch Shell PLC Class A (United Kingdom)			665,669	22,704,406

Suncor Energy, Inc. (Canada)			1,119,600	34,875,540

				156,206,600
Paper and forest products (0.1%)

International Paper Co.			72,500	3,406,050

				3,406,050
Personal products (0.5%)

Herbalife, Ltd.(S)			418,350	16,612,679

				16,612,679
Pharmaceuticals (3.2%)

AbbVie, Inc.			324,400	14,938,620

Actavis, Inc.(NON)			19,700	2,082,881

Auxilium Pharmaceuticals, Inc.(NON)(S)			833,500	12,444,155

Eli Lilly & Co.			361,200	20,003,256

Jazz Pharmaceuticals PLC(NON)(S)			536,551	31,307,751

Pfizer, Inc.			204,532	5,945,745

ViroPharma, Inc.(NON)			253,800	6,916,050

Warner Chilcott PLC Class A			1,277,700	18,373,326

				112,011,784
Professional services (0.2%)

Nielsen Holdings NV			40,772	1,411,527

Verisk Analytics, Inc. Class A(NON)			75,958	4,655,466

				6,066,993
Real estate investment trusts (REITs) (0.4%)

American Tower Corp. Class A(R)			183,900	15,445,761

				15,445,761
Real estate management and development (0.2%)

Realogy Holdings Corp.(NON)			139,198	6,681,504

				6,681,504
Semiconductors and semiconductor equipment (2.8%)

ASML Holding NV ADR (Netherlands)(S)			122,100	9,080,577

Avago Technologies, Ltd.			139,300	4,452,028

First Solar, Inc.(NON)(S)			16,306	759,207

Lam Research Corp.(NON)(S)			257,500	11,901,650

Micron Technology, Inc.(NON)(S)			1,990,769	18,753,044

NXP Semiconductor NV(NON)			842,934	23,222,832

Samsung Electronics Co., Ltd. (South Korea)			11,976	16,529,120

SK Hynix, Inc. (South Korea)(NON)			287,070	7,793,874

Texas Instruments, Inc.(S)			203,800	7,379,598

				99,871,930
Software (2.3%)

Adobe Systems, Inc.(NON)			159,300	7,181,244

Electronic Arts, Inc.(NON)			228,000	4,015,080

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			931,300	30,826,030

Nintendo Co., Ltd. (Japan)			66,700	7,389,445

Oracle Corp.			667,889	21,893,401

Red Hat, Inc.(NON)			72,600	3,479,718

VMware, Inc. Class A(NON)			69,800	4,920,900

				79,705,818
Specialty retail (3.1%)

Bed Bath & Beyond, Inc.(NON)			268,400	18,465,920

Best Buy Co., Inc.(S)			418,988	10,889,498

GameStop Corp. Class A			288,700	10,075,630

Lowe's Cos., Inc.			904,900	34,766,258

Office Depot, Inc.(NON)(S)			5,114,656	19,742,572

OfficeMax, Inc.(S)			554,000	6,376,540

Staples, Inc.(S)			268,071	3,549,260

Tile Shop Holdings, Inc.(NON)			235,037	5,828,918

				109,694,596
Textiles, apparel, and luxury goods (0.4%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			229,600	13,073,424

				13,073,424
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.(S)			557,800	6,665,710

				6,665,710
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)			543,800	20,556,014

Philip Morris International, Inc.			482,769	46,147,890

				66,703,904
Trading companies and distributors (0.3%)

Mitsubishi Corp. (Japan)			675,100	12,105,194

				12,105,194
Transportation infrastructure (0.1%)

Beijing Capital International Airport Co., Ltd. (China)			5,092,000	3,530,210

				3,530,210

Total common stocks (cost $3,051,291,242)				$3,166,088,667

WARRANTS (2.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	19,401,439	$13,775,022

Citigroup, Inc.	1/4/19	106.10	21,776,989	11,757,396

General Motors Co.	7/10/19	18.33	246,244	3,469,578

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.79	955,528	18,183,698

JPMorgan Chase & Co.(W)	10/28/18	42.42	1,298,288	17,981,289

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	6,135,500	7,635,832

Wells Fargo & Co.(W)	10/28/18	34.01	2,302,672	27,562,984

Total warrants (cost $107,332,388)				$100,365,799

PURCHASED EQUITY OPTIONS OUTSTANDING (1.7%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Actavis, Inc. (Call)	May-13/$86.00		291,115	$5,767,452

Amazon.com, Inc. (Call)	May-13/275.00		185,049	7,707

Amazon.com, Inc. (Call)	May-13/295.00		185,049	3,140

Apple, Inc. (Call)	Jul-13/500.00		247,072	1,107,550

Apple, Inc. (Call)	Aug-13/460.00		135,341	2,402,303

Apple, Inc. (Call)	Jul-13/480.00		188,601	1,490,363

Apple, Inc. (Call)	Jun-13/500.00		947,001	2,316,554

Apple, Inc. (Call)	May-13/520.00		319,872	90,866

Apple, Inc. (Call)	May-13/460.00		214,308	119,685

Apple, Inc. (Call)	May-13/490.00		360,602	32,555

Apple, Inc. (Call)	May-13/510.00		500,918	19,776

Apple, Inc. (Call)	May-13/520.00		289,176	11,047

Apple, Inc. (Call)	May-13/480.00		186,211	5,586

Apple, Inc. (Call)	May-13/520.00		214,308	4,243

Apple, Inc. (Call)	May-13/570.00		235,333	7

Apple, Inc. (Put)	May-13/410.00		165,337	16,110

Apple, Inc. (Put)	May-13/370.00		165,337	2,817

Assured Guaranty, Ltd. (Call)	Jul-13/20.00		3,007,189	4,808,600

Best Buy Co., Inc. (Call)	May-13/10.00		187,355	2,994,120

EMC Corp. (Call)	May-13/23.00		1,329,807	287,172

EMC Corp. (Call)	May-13/25.00		4,620,016	99,792

EMC Corp. (Call)	May-13/27.00		1,329,807	15,200

Euro Stoxx 50 Price (Call)	Jul-13/2,900.00		19,889	338,906

Euro Stoxx 50 Price (Call)	Jun-13/2,700.00		42,488	964,098

Euro Stoxx 50 Price (Call)	Jun-13/2,825.00		37,302	821,020

Euro Stoxx 50 Price (Call)	Jun-13/2,750.00		39,698	818,187

Euro Stoxx 50 Price (Call)	Jun-13/2,875.00		37,738	432,159

Facebook, Inc. (Call)	May-13/30.00		1,630,407	427,900

Facebook, Inc. (Call)	May-13/28.00		1,593,383	1,853,104

Facebook, Inc. (Call)	May-13/30.00		1,593,383	732,956

Facebook, Inc. (Call)	May-13/28.00		636,667	636,667

Facebook, Inc. (Call)	May-13/32.00		636,667	28,561

Halliburton Co. (Call)	Jun-13/45.00		2,858,513	2,258,225

Halliburton Co. (Call)	Jun-13/42.00		730,278	117,210

Hartford Financial Services Group, Inc. (The) (Call)	May-13/20.00		108,638	878,846

Herbalife, Ltd. (Call)	Aug-13/65.00		1,545,670	355,504

Herbalife, Ltd. (Call)	Aug-13/55.00		1,748,159	324,965

Humana, Inc. (Call)	May-13/60.00		91,042	1,286,599

iShares MSCI Emerging Markets Index (Call)	Jun-13/46.00		9,043,934	1,718,347

iShares MSCI Emerging Markets Index (Call)	Jun-13/44.50		2,718,363	1,386,909

iShares MSCI Emerging Markets Index (Call)	Jun-13/46.00		3,707,055	596,213

SanDisk Corp. (Call)	May-13/35.00		148,000	2,575,200

SPDR S&P 500 ETF Trust (Put)	May-13/148.00		4,411,063	1,260,241

SPDR S&P 500 ETF Trust (Put)	May-13/150.00		2,159,043	943,379

SPDR S&P 500 ETF Trust (Put)	May-13/154.00		4,626,240	3,691,716

SPDR S&P 500 ETF Trust (Put)	May-13/152.00		4,411,063	2,579,894

SPDR S&P 500 ETF Trust (Put)	May-13/150.00		4,626,240	1,807,472

SPDR S&P 500 ETF Trust (Put)	May-13/156.00		1,298,548	1,415,651

SPDR S&P 500 ETF Trust (Put)	May-13/152.00		1,298,548	707,774

SPDR S&P 500 ETF Trust (Put)	May-13/152.00		1,072,770	611,479

SPDR S&P 500 ETF Trust (Put)	May-13/152.00		876,519	477,747

SPDR S&P 500 ETF Trust (Put)	May-13/152.00		1,273,348	153,579

SPDR S&P 500 ETF Trust (Put)	May-13/153.00		2,980,190	128,148

SPDR S&P 500 ETF Trust (Put)	May-13/154.00		922,635	39,932

UniCredit SpA (Call)	Jun-13/4.00	EUR	16,723,914	3,834,191

Xerox Corp. (Call)	May-13/6.00		1,137,660	2,934,845

Total purchased equity options outstanding (cost $66,928,418)				$60,740,269

INVESTMENT COMPANIES (1.7%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)(NON)			7,393,600	$9,527,651

iShares Dow Jones U.S. Home Construction Index Fund(S)			497,800	12,076,628

iShares FTSE A50 China Index ETF (China)			9,112,100	12,070,951

Market Vectors Gold Miners ETF(S)			319,700	9,706,092

SPDR S&P Homebuilders ETF(S)			268,800	8,141,952

SPDR S&P Metals & Mining ETF(S)			195,300	7,259,301

Total investment Companies (cost $57,059,769)				$58,782,575

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			194,826	$11,117,259

Total convertible preferred stocks (cost $14,190,021)				$11,117,259

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bills zero %, March 6, 2014(i)			$1,684,000	$1,682,653

U.S. Treasury Bonds 3 1/8s, February 15, 2042(i)			1,635,000	1,728,162

U.S. Treasury Notes 3 3/8s, July 31, 2013(i)			2,042,000	2,076,223

Total U.S. treasury Obligations (cost $5,487,038)				$5,487,038

SHORT-TERM INVESTMENTS (14.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013(SEGSF)			$1,383,000	$1,382,837

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, April 3, 2014(SEGSF)			544,000	543,478

Putnam Cash Collateral Pool, LLC 0.18%(d)			328,428,470	328,428,470

Putnam Short Term Investment Fund 0.04%(AFF)			159,593,196	159,593,196

SSgA Prime Money Market Fund 0.04%(P)			29,584,703	29,584,703

Total short-term investments (cost $519,532,301)				$519,532,684

TOTAL INVESTMENTS

Total investments (cost $3,821,821,177)(b)				$3,922,114,291

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $195,924,478) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/19/13	$77,677,674	$76,748,836	$(928,838)
	Japanese Yen	Sell	5/15/13	55,201,607	58,203,265	3,001,658
UBS AG
	British Pound	Sell	6/19/13	63,100,043	60,972,377	(2,127,666)

Total						$(54,846)

WRITTEN EQUITY OPTIONS OUTSTANDING at 4/30/13 (premiums $33,979,364) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

Amazon.com, Inc. (Call)	May-13/$285.00		370,098	$6,621
Apple, Inc. (Call)	Aug-13/480.00		135,341	1,579,198
Apple, Inc. (Call)	Jul-13/500.00		188,601	845,442
Apple, Inc. (Call)	Jul-13/520.00		247,072	621,510
Apple, Inc. (Call)	Jun-13/520.00		947,001	1,222,285
Apple, Inc. (Call)	May-13/540.00		319,872	51,698
Apple, Inc. (Call)	May-13/530.00		595,935	12,461
Apple, Inc. (Call)	May-13/540.00		289,176	10,578
Apple, Inc. (Call)	May-13/490.00		428,616	38,695
Apple, Inc. (Call)	May-13/530.00		500,918	10,474
Apple, Inc. (Put)	May-13/390.00		330,674	15,671
Assured Guaranty, Ltd. (Call)	Jul-13/22.00		3,007,189	2,181,265
EMC Corp. (Call)	May-13/26.00		4,620,016	58,027
EMC Corp. (Call)	May-13/25.00		2,659,614	57,448
Euro Stoxx 50 Price (Call)	Jul-13/3,000.00		19,889	100,502
Euro Stoxx 50 Price (Call)	Jun-13/2,925.00		37,302	205,220
Euro Stoxx 50 Price (Call)	Jun-13/2,975.00		37,738	93,511
Facebook, Inc. (Call)	May-13/29.00		3,186,766	2,390,075
Facebook, Inc. (Call)	May-13/30.00		1,273,334	334,187
Facebook, Inc. (Call)	May-13/31.00		1,630,407	172,187
Halliburton Co. (Call)	Jun-13/48.00		2,858,513	628,873
Herbalife, Ltd. (Call)	Aug-13/70.00		1,545,670	184,446
iShares MSCI Emerging Markets Index (Call)	Jun-13/48.00		9,043,934	331,641
iShares MSCI Emerging Markets Index (Call)	Jun-13/46.00		2,718,363	516,489
SPDR S&P 500 ETF Trust (Put)	May-13/152.00		9,252,480	5,411,489
SPDR S&P 500 ETF Trust (Put)	May-13/150.00		8,822,126	3,854,766
SPDR S&P 500 ETF Trust (Put)	May-13/154.00		2,597,096	1,964,521
SPDR S&P 500 ETF Trust (Put)	May-13/148.00		2,159,043	616,839
SPDR S&P 500 ETF Trust (Put)	May-13/150.00		1,072,770	407,653
SPDR S&P 500 ETF Trust (Put)	May-13/150.00		876,519	334,944
SPDR S&P 500 ETF Trust (Put)	May-13/150.00		1,273,348	98,825
SPDR S&P 500 ETF Trust (Put)	May-13/151.00		2,980,190	52,422
SPDR S&P 500 ETF Trust (Put)	May-13/152.00		922,635	20,280
UniCredit SpA (Call)	Jun-13/4.20	EUR	16,723,914	2,312,553

Total				$26,742,796

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	79,745		2/25/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (MLTRENER) of common stocks	$(552,207)
baskets	259,599		2/25/14	(3 month USD-LIBOR-BBA plus 0.18%)	A basket (MLPPSEMI) of common stocks	(1,551,217)
Barclays Bank PLC
baskets	191,291		1/27/14	(3 month USD-LIBOR-BBA plus 15 bp)	A basket (BCSU115) of common stocks	110,566

Total						$(1,992,858)

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,534,335,739.
(b)	The aggregate identified cost on a tax basis is $3,864,965,967, resulting in gross unrealized appreciation and depreciation of $326,839,884 and $269,691,561, respectively, or net unrealized appreciation of $57,148,323.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$48,686,257	$755,212,441	$803,898,698	$25,162	$—
	Putnam Short Term Investment Fund *	—	463,346,802	303,753,606	16,684	159,593,196
	Tronox, Ltd. Class A	101,488,307	9,487,216	31,793,284	1,922,094	—
	Totals	$150,174,564	$1,228,046,459	$1,139,445,588	$1,963,940	$159,593,196
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $320,741,608. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $328,428,470, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $548,939,916 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,605,535 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,127,666 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,926,372.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$394,985,438	$37,101,307	$—
Consumer staples	126,806,589	—	—
Energy	253,131,360	45,510,751	—
Financials	261,056,460	34,400,340	—
Health care	396,184,344	—	—
Industrials	239,176,389	6,050,666	—
Information technology	1,097,139,367	—	3,217,939
Materials	242,681,941	28,645,776	—
Total common stocks	3,011,161,888	151,708,840	3,217,939
Convertible preferred stocks	—	11,117,259	—
Investment companies	58,782,575	—	—
Purchased equity options outstanding	2,575,200	58,165,069	—
U.S. Treasury obligations	—	5,487,038	—
Warrants	92,729,967	7,635,832	—
Short-term investments	189,177,899	330,354,785	—

Totals by level	$3,354,427,529	$564,468,823	$3,217,939

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(54,846)	$—
Written equity options outstanding	—	(26,742,796)	—
Total return swap contracts	—	(1,992,858)	—

Totals by level	$—	$(28,790,500)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$3,001,658	$3,056,504
Equity contracts	161,216,634	28,846,220

Total	$164,218,292	$31,902,724

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	83,300,000
Written equity option contracts (number of contracts)	69,600,000
Forward currency contracts (contract amount)	$181,200,000
OTC total return swap contracts (notional)	$62,400,000
Warrants (number of warrants)	57,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013